Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND INC.
Central Index Key	dei_EntityCentralIndexKey	0000889508
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2011
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011